Convertible Debt (Details) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Aug. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 04, 2013 Share Exchange Agreement with L2 MDC [Member]	Oct. 31, 2012 June 2012 Convertible Notes [Member]	Jun. 30, 2012 June 2012 Convertible Notes [Member]	Aug. 31, 2013 August 2013 Convertible Note [Member]
Debt Instrument [Line Items]
Interest rate on outstanding term loan						8.00%	8.00%
Loan maturity date						Oct. 31, 2012	Jul. 01, 2014
Proceeds from convertible notes payable	$ 1,750,000	$ 1,750,000	$ 750,000			$ 750,000	$ 1,750,000
Amount of note and accrued interest converted					12,132
Convertible note conversion, shares issued				686,275	457,872		686,275
Conversion price					$ 1.66
Redemption of beneficial conversion feature of convertible loan		(480,000)	(254,000)		254,000		390,000
Number of shares called by each warrant							87,500
Issuance of warrants in connection with convertible note		90,000
Conversion price percentage of the price per share of stock sold in offering					75.00%		85.00%
Warrant expiration period							3 years
Fair value of warrants							$ 90,000